Debt - Revolving Credit Facilities and Other Credit Facilities - Narrative (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 EUR (€)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt		$ 10
Euro Term Loan Facilities due January 2027
Debt Instrument [Line Items]
Debt instrument, covenant, repayment term		1 month
Senior Subordinated Notes | Credit Facility
Debt Instrument [Line Items]
Short-term borrowings		$ 0						$ 16
Letters of Credit Outstanding | Credit Facility
Debt Instrument [Line Items]
Effective interest rate (as a percent)								6.77%
Revolving Credit Facility A
Debt Instrument [Line Items]
Maximum amount		657
Revolving Credit Facility B
Debt Instrument [Line Items]
Maximum amount		$ 707	€ 680
Revolving Credit Facility
Debt Instrument [Line Items]
Minimum amount of proceeds for debt repayment				$ 2,000
Debt instrument, covenant, repayment term		6 months
Revolving Credit Facility | Amended Senior Facilities Agreement
Debt Instrument [Line Items]
Effective interest rate (as a percent)		5.71%	5.71%
Commitment fees (as a percent)		0.35%
Utilization fees (as a percent)		0.10%
Minimum principal balance of intercompany loans securing the debt		$ 10
Revolving Credit Facility | Revolving Credit Facility A
Debt Instrument [Line Items]
Maximum amount		$ 820		$ 650		$ 820
Effective interest rate (as a percent)								6.49%
Revolving Credit Facility | Revolving Credit Facility B
Debt Instrument [Line Items]
Maximum amount | €			€ 1,000		€ 800		€ 1,000
Revolving Credit Facility | Minimum | Amended Senior Facilities Agreement
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears		1 month
Utilization fees (as a percent)		0.10%
Revolving Credit Facility | Maximum | Amended Senior Facilities Agreement
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears		6 months
Utilization fees (as a percent)		0.60%
Term loan | Euro Term Loan Facilities due January 2027
Debt Instrument [Line Items]
Effective interest rate (as a percent)		4.81%	4.81%					5.42%
Term loan | Minimum | Euro Term Loan Facilities due January 2027
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears		1 month
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms	$ 400
Term loan | Maximum | Euro Term Loan Facilities due January 2027
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears		6 months
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms	$ 550